UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       August 14, 2009
-----------------------  -----------------------     ------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $260,950 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 6/30/09

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACCELRYS INC                    COM              00430U103   5,738     970,905 SH         SOLE                 970,905
ACCELRYS INC                    COM              00430U103   3,813     645,208 SH         DEFINED   01                    645,208
ACETO CORP                      COM              004446100   8,509   1,275,755 SH         SOLE               1,275,755
ACETO CORP                      COM              004446100   4,682     701,963 SH         DEFINED   01                    701,963
AGILYSYS INC                    COM              00847J105  12,384   2,646,161 SH         SOLE               2,646,161
AGILYSYS INC                    COM              00847J105   8,060   1,722,286 SH         DEFINED   01                  1,722,286
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103  10,135     611,300 SH         SOLE                 611,300
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   5,438     327,979 SH         DEFINED   01                    327,979
CADENCE DESIGN SYS INC          COM              127387108   7,722   1,308,800 SH         SOLE               1,308,800
CADENCE DESIGN SYS INC          COM              127387108   4,303     729,310 SH         DEFINED   01                    729,310
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1  15,378      22,450 PRN        SOLE                  22,450
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   7,467      10,900 PRN        DEFINED   01                     10,900
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   4,602      59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   2,022      25,920 PRN        DEFINED   01                     25,920
EQUITABLE RES INC               COM              26884L109  15,294     438,100 SH         SOLE                 438,100
EQUITABLE RES INC               COM              26884L109   8,469     242,594 SH         DEFINED   01                    242,594
EXACT SCIENCES CORP             COM              30063P105   5,264   1,986,383 SH         SOLE               1,986,383
EXACT SCIENCES CORP             COM              30063P105   3,351   1,264,520 SH         DEFINED   01                  1,264,520
GOLDEN STAR RES LTD CDA         COM              38119T04   11,632   5,674,202 SH         SOLE               5,674,202
GOLDEN STAR RES LTD CDA         COM              38119T04    5,882   2,869,250 SH         DEFINED   01                  2,869,250
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   2,448   3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   1,075   1,592,865 SH         DEFINED   01                  1,592,865
OCEANEERING INTL INC            COM              675232102   8,240     182,300 SH         SOLE                 182,300
OCEANEERING INTL INC            COM              675232102   4,230      93,593 SH         DEFINED   01                     93,593
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   3,817   1,577,305 SH         SOLE               1,577,305
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,945     803,829 SH         DEFINED   01                    803,829
REPUBLIC SERVICES INC           COM              760759100  13,989     573,100 SH         SOLE                 573,100
REPUBLIC SERVICES INC           COM              760759100   7,233     296,299 SH         DEFINED   01                    296,299
SANDISK CORP                    NOTE 1% 5/1      80004CAC5   8,083      13,700 PRN        SOLE                  13,700
SANDISK CORP                    NOTE 1% 5/1      80004CAC5   4,307       7,300 PRN        DEFINED   01                      7,300
SOTHEBY'S                       COM              835898107  18,030   1,277,800 SH         SOLE               1,277,800
SOTHEBY'S                       COM              835898107  10,189     722,132 SH         DEFINED   01                    722,132
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5  10,005      10,700 PRN        SOLE                  10,700
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   5,119       5,475 PRN        DEFINED   01                      5,475
ZYGO CORP                       COM              989855101   8,866   1,902,503 SH         SOLE               1,902,503
ZYGO CORP                       COM              989855101   3,228     692,717 SH         DEFINED   01                    692,717

